Other receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Non-Current
Tax credits		$ 8,191	$ 11,408
Trust funds	[1]	58,623	72,333
Prepaid expenses		219	229
Other		5,340	5,992
Other non current receivables		72,373	89,962
Current
Tax credits		15,508	30,207
Guarantee deposit		8,485	8,014
Receivables from related parties (Note 27)		9,113	9,508
Prepaid expenses		3,851	3,358
Government grants to receive	[2]	17,643	18,035
Other	[3]	11,821	10,428
Other current receivables		$ 66,421	$ 79,550

[1]	Funds are held by a trust, on which the Company does not have the power to direct the relevant activities of the trustee company and is not exposed, or have rights, to variable returns, as such does not consolidate the trustee company.
[2]	As of December 31, 2021 and 2020 includes grants to be received by TA and ICASGA, see Note 8.
[3]	Mainly includes receivable for the additional Municipal tax on passenger boarding fees of Toscana Aeroporti S.p.A. for a total amount of USD 4,869 as of December 31,2021 (USD 3,076 as of December 31,2020).